Condensed Financial Information of the Parent Company Only - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from bank subsidiaries		$ 15,675	$ 18,661
Other assets	[1]	20,757	18,440
Total assets		1,875,350	1,923,540
Liabilities and Stockholders’ Equity
Subordinated notes		49,486	49,486
Other liabilities		8,003	8,942
Stockholders’ equity		136,085	127,411	$ 148,956	$ 130,589
Total liabilities and stockholders’ equity		1,875,350	1,923,540
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Assets
Cash and due from bank subsidiaries		6,807	2,464
Investment in bank-issued trust preferred securities		1,169	1,177
Investment in subsidiaries		175,273	172,752
Deferred tax asset		0	49
Other assets		6,187	3,490
Total assets		189,436	179,932
Liabilities and Stockholders’ Equity
Subordinated notes		49,486	49,486
Deferred tax liability		735	0
Other liabilities		3,130	3,035
Stockholders’ equity		136,085	127,411
Total liabilities and stockholders’ equity		$ 189,436	$ 179,932

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.